Revenue - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disaggregation of Revenue [Line Items]
Percentage of revenues from leasing arrangements	4.00%
Operating expenses	¥ (1,492,602)	¥ (1,668,949)	¥ (1,455,573)
Contract assets	50,799
Deferred revenue, revenue recognized	104,678
Revenue remaining performance obligation	¥ 72,708
Revenue remaining performance obligation, percentage within a year	75.00%
Revenue remaining performance obligation, percentage within two year	25.00%
Fixed maintenance service contract as percentage of service revenue	11.00%
Fixed maintenance service contract remaining period	2 years
Other Current Liabilities
Disaggregation of Revenue [Line Items]
Deferred revenue	¥ 123,686	¥ 125,965
Office Products
Disaggregation of Revenue [Line Items]
Contract assets				¥ 42,915
Effect of Change
Disaggregation of Revenue [Line Items]
Operating expenses	¥ 115,700